Net Defined Benefit Liabilities - Summary of Post-Employment Benefits Recognized in Profit Or Loss (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Details Of Postemployment Benefits Recognized In Profit Or Loss [Abstract]
Current service cost		₩ 228,415	₩ 216,612	₩ 199,882
Past service cost		410	0	0
Net interest expense (income) on net defined benefit liabilities		(7,100)	(13,662)	(23,046)
Losses (gains) on settlement		(184)	(1,751)	55
Post-employment benefits	[1]	221,541	201,199	176,891
Postemployment Benefit Expense Defined Benefit Plans Recognized As Insurance Service Expense		24,972	20,326	18,308
Postemployment Benefit Expense Defined Benefit Plans Recognized As Other Operating Expense		3,654	3,302	2,824
Postemployment Benefit Expense Defined Benefit Plans Recognized As Prepayments		₩ 128	₩ 90	₩ 189

[1]	Includes post-employment benefits amounting to ￦ 18,308 million, ￦ 20,326 million and ￦ 24,972 million recognized as insurance service expenses for the years ended December 31, 2023, 2024 and 2025 and ￦ 2,824 million, ￦ 3,302 million, ￦ 3,654 million recognized as other expenses for the years ended December 31, 2023, 2024 and 2025 and ￦ 189 million, ￦ 90 million, ￦ 128 million recognized as prepayment for the years ended December 31, 2023, 2024 and 2025.